Tax on Income (Details) - Schedule of income tax expense (benefit) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Income Tax Expense Benefit Abstract
Current	$ 2		$ (488)
Deferred taxes, net	(5)	(18)	(369)
Total	$ (3)	$ (18)	$ (857)